Income Taxes (Details 5) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Reconciliation of unrecognized tax benefits
Balance at May 1,	$ 45.0	$ 29.1	$ 29.7
Increases:
Current year tax positions	3.3	2.4	5.1
Prior year tax positions	0.2	1.2	0.1
Acquired businesses	3.3	13.4	0.0
Decreases:
Prior year tax positions	0.9	0.4	1.6
Settlement with tax authorities	2.5	0.0	1.5
Expiration of statute of limitations periods	2.1	0.7	2.7
Balance at April 30,	$ 46.3	$ 45.0	$ 29.1